EATON VANCE FLOATING-RATE ADVANTAGE FUND

EATON VANCE FLOATING-RATE FUND

EATON VANCE FLOATING-RATE & HIGH INCOME FUND

EATON VANCE SHORT DURATION REAL RETURN FUND

Supplement to Statements of Additional Information dated March 1, 2014

The following replaces “Loan Facility” under “Additional Information About Investment Strategies”:

Loan Facility

Senior Debt Portfolio may employ borrowings and leverage as described in the Prospectus. The Portfolio has entered into a commercial paper program and liquidity facility subject to the terms of an Order of the SEC (Release No. 26320) granting an exemption from Section 18(f)(1) of the 1940 Act. The program, administered by Citicorp North America, Inc., is with certain conduit lenders who issue commercial paper, in an amount up to $2.315 billion through which the Portfolio employs leverage pursuant to its investment guidelines and subject to the risks described in the Prospectus. Under the terms of the program, the Portfolio pays an annual fee equal to 0.80% on its outstanding borrowings for the administration of the program and an annual fee of either 0.15% or 0.25% on the total commitment amount depending on the amount of outstanding borrowings, as well as interest on advances under the program.

December 8, 2014

EATON VANCE CURRENCY INCOME ADVANTAGE FUND

EATON VANCE DIVERSIFIED CURRENCY INCOME FUND

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND

EATON VANCE SHORT DURATION STRATEGIC INCOME FUND

Supplement to Statement of Additional Information dated March 1, 2014

1.

The following replaces the “Other Disclosures Regarding Investment Practices” table under “Strategies and Risks”:

Other Disclosures Regarding Investment Practices	Permitted for or Relevant to
	CIAP	EMLIP	GMP	GMARAP	GMCOP	GOP	IIP	SDSIF
Asset Coverage	√	√	√	√	√	√	√	√
Average Effective Maturity	√	√	√	√	√	√	√	√
Borrowing for Investment Purposes	√	√	√	√	√	√	√	√
Borrowing for Temporary Purposes	√	√	√	√	√	√	√	√
Diversified Status							√
Dividend Capture Trading	√	√	√	√	√	√	√	√
Duration	√	√	√	√	√	√	√	√
Events Regarding FNMA and FHLMC	√	√	√	√	√	√	√	√
Fund Investing in a Portfolio	√	√	√	√	√	√	√	√
Investments in the Subsidiary	√	√	√	√		√	√	√
Loan Facility								√
Option Strategy
Participation in the ReFlow Liquidity Program	√	√	√	√	√	√	√	√
Portfolio Turnover	√	√	√	√	√	√	√	√
Securities Lending	√	√	√	√		√	√	√
Short-Term Trading	√	√	√	√	√	√	√	√
Significant Exposure to Global Natural Resources Companies
Significant Exposure to Health Sciences Companies
Significant Exposure to Smaller Companies
Significant Exposure to Utility and Financial Service Companies
Tax-Managed Investing

2.

The following replaces “Loan Facility” under “Additional Information About Investment Strategies”:

Loan Facility

Senior Debt Portfolio may employ borrowings and leverage as described in the Prospectus. The Portfolio has entered into a commercial paper program and liquidity facility subject to the terms of an Order of the SEC (Release No. 26320) granting an exemption from Section 18(f)(1) of the 1940 Act. The program, administered by Citicorp North America, Inc., is with certain conduit lenders who issue commercial paper, in an amount up to $2.315 billion through which the Portfolio employs leverage pursuant to its investment guidelines and subject to the risks described in the Prospectus. Under the terms of the program, the Portfolio pays an annual fee equal to 0.80% on its outstanding borrowings for the administration of the program and an annual fee of either 0.15% or 0.25% on the total commitment amount depending on the amount of outstanding borrowings, as well as interest on advances under the program.

December 8, 2014